10. COMMON STOCK (Tables)	9 Months Ended
Sep. 30, 2015
Notes to Financial Statements
Stock option transactions

	Number of Options	Weighted Average Exercise Price (C$)
Balance at December 31, 2013	14,400,500	1.22
Granted	2,815,000	0.21
Expired	(2,811,500)	1.99
Forfeited	(625,000)	1.43
Balance at December 31, 2014	13,779,000	0.85
Expired	(80,000)	0.46
Balance at March 31, 2015	13,699,000	0.85
Exercised	(30,000)	0.21
Balance at June 30, 2015	13,669,000	0.85
Granted	100,000	0.38
Exercised	(10,000)	0.21
Expired	(300,000)	2.34
Balance at September 30, 2015	13,459,000	0.81

Schedule of stock options outstanding

Number of Options	Exercise Price (C$)	Aggregate Intrinsic Value (C$)	Expiry Date	Number of Options Exercisable	Aggregate Intrinsic Value (C$)

1,172,500	2.86	-	November 22, 2015	1,172,500	-
200,000	3.47	-	January 4, 2016	200,000	-
125,000	2.94	-	March 8, 2016	125,000	-
150,000	2.05	-	July 7, 2016	150,000	-
100,000	2.23	-	July 15, 2016	100,000	-
1,561,500	1.25	-	January 6, 2017	1,561,500	-
100,000	0.73	-	June 18, 2017	100,000	-
4,630,000	0.56	-	March 15, 2018	4,630,000	-
50,000	0.32	2,500	April 9, 2018	50,000	2,500
150,000	0.34	4,500	June 27, 2018	150,000	4,500
2,345,000	0.30	164,150	December 19, 2018	2,345,000	164,150
2,775,000	0.21	444,000	December 22, 2019	2,775,000	444,000
100,000	0.38	-	July 12, 2020	50,000	-

13,459,000		$615,150		13,409,000	$615,150

Stock-based compensation

	Three Months Ended September 30, 2015	Three Months Ended September 30, 2014	Nine Months Ended September 30, 2015	Nine Months Ended September 30, 2014

General and administration	$9,402	$-	$9,402	$-

	$9,402	$-	$9,402	$-

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

	September 30, 2015	September 30, 2014

Risk-free interest rate	0.80%	-
Expected life of options (years)	4.6	-
Annualized volatility	71%	-
Dividend rate	0.00%	-
Fair value per option	$0.15	-